Financial structure and financial costs - Financing cash flows, Cash and cash equivalents (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in non-current financial debt
Issuance of non-current debt	$ 1,148	$ 808	$ 16,075
Repayment of non-current debt	(40)	(1,167)	(275)
NET AMOUNT	1,108	(359)	15,800
Cash and cash equivalents
Cash	14,873	13,544	14,518
Cash equivalents	18,153	7,798	16,750
TOTAL	33,026	$ 21,342	$ 31,268	$ 27,352
Restricted cash and cash equivalents	$ 2,352